Financial instruments and risk management - Interest rate risk - Narrative (Details)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage	100.00%		100.00%
Fixed rate
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage	77.00%		70.00%
Minimum | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage	40.00%
Temporary borrowings percentage	40.00%	40.00%
Maximum | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage	60.00%
Temporary borrowings percentage	90.00%	80.00%